Label	Element	Value
SDIT GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SDIT GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Preserve principal value and maintain a high degree of liquidity while providing current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements fully collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended ("1940 Act") for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The sub-adviser (the Sub-Adviser) also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and the rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk — The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

Regulatory Reform Risk — Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the U.S. Securities and Exchange Commission (SEC) voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments will affect the manner in which the Fund and other money market funds are structured and operated, and may impact Fund expenses, returns and liquidity. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (e.g., retail or institutional). The amendments have staggered compliance dates. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. As a result of these amendments, the Fund may be required to take certain steps that will impact and may adversely affect the Fund and the precise nature of such impact and affects has not yet been determined.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of October 27, 2015, the Class CAA Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class CAA Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception. The Fund's Class A Shares are offered in a separate prospectus. Because Class CAA Shares are invested in the same portfolio of securities, returns for Class CAA Shares would have been substantially similar to those of Class A Shares, shown here. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class CAA Shares of the Fund by showing changes in the Fund's Class A Shares' performance from year to year for the past ten calendar years and by showing the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's Class CAA Shares have not commenced operations, and therefore do not have performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.30% 12/31/06 Worst Quarter: 0.00% 03/31/13 The Fund's Class A total return from January 1, 2015 to July 31, 2015 was 0.02%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund's Class A Shares are offered in a separate prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class A total return from January 1, 2015 to July 31, 2015
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jul. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's Class CAA Shares have not commenced operations, and therefore do not have performance history for a full calendar year. This table shows the Fund's Class A Shares' average annual returns for 1, 5 and 10 years, and since the Fund's Class A Shares' inception. Annual returns for the Class CAA Shares would have differed from the Class A Shares' returns that are shown only to the extent the Class CAA Shares do not have the same expenses as the Class A Shares.

In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-DIAL-SEI
SDIT GOVERNMENT FUND | Class CAA
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 694
SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2005	rr_AnnualReturn2005	3.03%
Annual Return 2006	rr_AnnualReturn2006	4.88%
Annual Return 2007	rr_AnnualReturn2007	5.07%
Annual Return 2008	rr_AnnualReturn2008	2.44%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 1995

[1]	Effective May 31, 2015, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.25%. This fee waiver and reimbursement agreement shall remain in effect for not less than a year and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.